Research and development	9 Months Ended
Sep. 30, 2020
Research and development
Research and development

7. Research and development

As noted above, and in conjunction with the Company’s decision to reassess its strategy around research and development efforts of its scientific and assets,  in the third quarter the Company took  charges associated with severance and, discontinuation of clinical development activities,. These charges amounted to $1.03 million for discontinuation of clinical development activities and $0.5 million for severance of research and development personnel.